COMMITMENTS AND CONTINGENCIES - Additional Information - Litigation (Detail) $ in Thousands, $ in Thousands	Dec. 07, 2021 AUD ($)	Dec. 07, 2021 USD ($)
Commitments And Contingencies [Line Items]
Amount sought by the other party in a litigation	$ 3,676	$ 2,664
The date a settlement deed was entered	Jul. 24, 2023	Jul. 24, 2023